Basis for preparation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Basis for preparation of the financial statements
Schedule of exchange rates used to translate its foreign operations

	Closing rate			Average rate for the year ended
	2018	2017	2016	2018	2017	2016
US Dollar ("US$")	3.8748	3.3080	3.2591	3.6558	3.1925	3.4833
Canadian dollar ("CAD")	2.8451	2.6344	2.4258	2.8190	2.4618	2.6280
Euro ("EUR" or "€")	4.4390	3.9693	3.4384	4.3094	3.6088	3.8543

Schedule of reclassification of the financial instruments

The reclassification of the financial instruments of the Company on January 1, 2018 were as follows:

	Measurement category		Carrying amount
Financial assets	IAS 39	IFRS 9	IAS 39	IFRS 9	Difference
Current
Financial investments	Loans and receivables	FVTPL	18	18	—
Derivative financial instruments	FVTPL	FVTPL	106	106	—
Accounts receivable	Loans and receivables	Amortized cost	2,600	2,600	—
Related parties	Loans and receivables	Amortized cost	1,898	1,898	—

Non-current
Derivative financial instruments	FVTPL	FVTPL	453	453	—
Loans	Loans and receivables	Amortized cost	151	151	—
Related parties	Loans and receivables	Amortized cost	2,628	2,628	—

Financial liabilities
Current
Suppliers and contractors	Loans and receivables	Amortized cost	4,041	4,041	—
Derivative financial instruments	FVTPL	FVTPL	104	104	—
Loans and borrowings	Loans and receivables	Amortized cost	1,703	1,703	—
Related parties	Loans and receivables	Amortized cost	882	882	—

Non-current
Derivative financial instruments	FVTPL	FVTPL	686	686	—
Loans and borrowings	Loans and receivables	Amortized cost	20,786	20,786	—
Related parties	Loans and receivables	Amortized cost	975	975	—
Participative stockholders' debentures	Loans and receivables	Amortized cost	1,233	1,233	—